Income Taxes - Tax Carryforward (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Total tax carryforwards	CAD 2,309	CAD 1,235
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	398
Unrecognized in the consolidated financial statements	(65)
Total tax carryforwards	333
Foreign
Tax Credit Carryforward [Line Items]
Operating loss carryforward	1,850
Tax carryforward, gross	1,977
Unrecognized in the consolidated financial statements	(1)
Total tax carryforwards	1,976
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	70
Capital loss | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	1
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	326
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	CAD 126